FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2018
Nonoperating Income (Expense) [Abstract]
Schedule of Financial Income (Expenses), Net
	Year ended December 31,
	2016	2017	2018

Bank charges	$(226)	$(310)	$(310)
Income (expense) related to hedging activity	748	(7,101)	1,434
Amortization of debt discount and issuance costs	-	-	(10,004)
Exchange rate income (loss)	(1,122)	1,214	(3,521)

Total income (expenses)	(600)	(6,197)	(12,401)

Interest income	847	1,182	9,607

Total financial income (expenses), net	$247	$(5,015)	$(2,794)